8. Project Assets, net	12 Months Ended
Dec. 31, 2020
Project Assets
Project Assets, net

8.	Project Assets, Net

Project assets as of December 31, 2020 and 2019 consist of the following:

	December 31,	December 31,
	2020	2019
Project assets completed for sale	$1,554	$17,847
Project assets under development	18,186	16,490
Total project assets	$19,740	$34,337
Current, net of impairment loss	$–	$17,842
Noncurrent	$19,740	$16,495

During the years ended December 31, 2020, 2019 and 2018, impairment losses of nil, $2,455 and nil were recorded for certain project assets held for development and sale from continuing operations, respectively. The impairment provided for the year ended December 31, 2019 is mainly for the project assets located in Japan.

During the years ended December 31, 2020, 2019 and 2018, the Group recognized total revenue from sales of PV project assets and sales of pre-development solar projects of $19,901, $6,728 and $26,603 from continuing operations, respectively, and cost of $16,454, $7,703 and $23,418 from continuing operations were recognized accordingly.